JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.5%
General Dynamics Corp.	477	93,506
Northrop Grumman Corp.	483	173,952
Raytheon Technologies Corp.	1,657	142,436

		409,894

Air Freight & Logistics — 0.7%
FedEx Corp.	409	89,689
United Parcel Service, Inc., Class B	599	109,078

		198,767

Airlines — 0.3%
Delta Air Lines, Inc.*	210	8,948
Southwest Airlines Co.*	1,233	63,413

		72,361

Auto Components — 0.1%
Aptiv plc*	57	8,492
Magna International, Inc. (Canada)	201	15,123

		23,615

Automobiles — 1.7%
General Motors Co.*	304	16,024
Tesla, Inc.*	568	440,472

		456,496

Banks — 6.4%
Bank of America Corp.	4,351	184,700
Citigroup, Inc.	2,782	195,241
Citizens Financial Group, Inc.	650	30,537
Fifth Third Bancorp	328	13,920
M&T Bank Corp.	256	38,231
PNC Financial Services Group, Inc. (The)	458	89,603
Regions Financial Corp.	1,191	25,380
SVB Financial Group*	135	87,329
Truist Financial Corp.	5,502	322,692
US Bancorp	4,349	258,505
Wells Fargo & Co.	9,716	450,920

		1,697,058

Beverages — 1.4%
Boston Beer Co., Inc. (The), Class A*	25	12,744
Coca-Cola Co. (The)	4,361	228,822
Constellation Brands, Inc., Class A	105	22,122
Monster Beverage Corp.*	766	68,044
PepsiCo, Inc.	208	31,285

		363,017

Biotechnology — 3.2%
AbbVie, Inc.	3,283	354,137
Amgen, Inc.	148	31,472
Biogen, Inc.*	513	145,174
BioMarin Pharmaceutical, Inc.*	174	13,449
Exact Sciences Corp.*	123	11,740
Moderna, Inc.*	63	24,246
Regeneron Pharmaceuticals, Inc.*	263	159,162
Seagen, Inc.*	277	47,035
Vertex Pharmaceuticals, Inc.*	334	60,584

		846,999

Building Products — 0.7%
Johnson Controls International plc	432	29,411
Masco Corp.	286	15,887
Trane Technologies plc	865	149,342

		194,640

Capital Markets — 5.9%
Ameriprise Financial, Inc.	414	109,346
BlackRock, Inc.	175	146,765
Blackstone, Inc.	1,005	116,922
Charles Schwab Corp. (The)	2,035	148,229
Goldman Sachs Group, Inc. (The)	351	132,688
Intercontinental Exchange, Inc.	217	24,916
MarketAxess Holdings, Inc.	40	16,828
Morgan Stanley	4,497	437,603
MSCI, Inc.	37	22,509
S&P Global, Inc.	629	267,256
State Street Corp.	460	38,971
T. Rowe Price Group, Inc.	649	127,658

		1,589,691

Chemicals — 2.2%
Air Products and Chemicals, Inc.	304	77,857
Axalta Coating Systems Ltd.*	3,137	91,569
Celanese Corp.	77	11,599
DuPont de Nemours, Inc.	995	67,650
Eastman Chemical Co.	1,067	107,490
Linde plc (United Kingdom)	83	24,351
PPG Industries, Inc.	1,185	169,467
Sherwin-Williams Co. (The)	144	40,281

		590,264

Commercial Services & Supplies — 0.2%
Cintas Corp.	23	8,755
Republic Services, Inc.	425	51,026

		59,781

Communications Equipment — 0.1%
Cisco Systems, Inc.	486	26,453

Construction Materials — 0.2%
Vulcan Materials Co.	294	49,733

Consumer Finance — 0.8%
American Express Co.	442	74,048
Capital One Financial Corp.	898	145,449

		219,497

Containers & Packaging — 0.2%
Ball Corp.	238	21,413
Crown Holdings, Inc.	87	8,768
Westrock Co.	233	11,610

		41,791

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	866	236,366

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	1,595	86,146

Electric Utilities — 2.1%
Entergy Corp.	413	41,015
Evergy, Inc.	383	23,823
NextEra Energy, Inc.	3,967	311,489
Xcel Energy, Inc.	3,021	188,812

		565,139

Electrical Equipment — 1.6%
Eaton Corp. plc	2,425	362,077
Rockwell Automation, Inc.	246	72,334

		434,411

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	746	54,630

Entertainment — 0.6%
Netflix, Inc.*	168	102,537
Walt Disney Co. (The)*	377	63,777

		166,314

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc.	105	23,272
Camden Property Trust	153	22,563
Equinix, Inc.	34	26,864
Equity LifeStyle Properties, Inc.	204	15,932
Prologis, Inc.	2,297	288,113
SBA Communications Corp.	43	14,215
Sun Communities, Inc.	110	20,361
Ventas, Inc.	851	46,984
Vornado Realty Trust	391	16,426

		474,730

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	44	19,771
Walmart, Inc.	396	55,195

		74,966

Food Products — 0.3%
Mondelez International, Inc., Class A	1,504	87,503

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	434	51,269
ABIOMED, Inc.*	52	16,927
Align Technology, Inc.*	124	82,513
Becton Dickinson and Co.	357	87,758
Boston Scientific Corp.*	3,348	145,270
Danaher Corp.	85	25,877
Dexcom, Inc.*	88	48,124
Intuitive Surgical, Inc.*	142	141,169
Medtronic plc	1,469	184,139
Zimmer Biomet Holdings, Inc.	528	77,278

		860,324

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	72	8,600
Anthem, Inc.	269	100,283
Centene Corp.*	1,138	70,909
Cigna Corp.	869	173,939
HCA Healthcare, Inc.	353	85,680
Humana, Inc.	86	33,467
McKesson Corp.	325	64,799
UnitedHealth Group, Inc.	587	229,364

		767,041

Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.*	65	154,301
Chipotle Mexican Grill, Inc.*	46	83,606
Hilton Worldwide Holdings, Inc.*	167	22,062
Las Vegas Sands Corp.*	891	32,611
Marriott International, Inc., Class A*	1,123	166,305
McDonald’s Corp.	893	215,311
Yum! Brands, Inc.	718	87,819

		762,015

Household Durables — 0.2%
Lennar Corp., Class A	366	34,287
Newell Brands, Inc.	1,001	22,162
Toll Brothers, Inc.	135	7,464

		63,913

Household Products — 0.7%
Kimberly-Clark Corp.	223	29,534
Procter & Gamble Co. (The)	1,093	152,802

		182,336

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	118	25,049

Insurance — 1.7%
American International Group, Inc.	357	19,596
Chubb Ltd.	560	97,149
Hartford Financial Services Group, Inc. (The)	1,278	89,779
Loews Corp.	481	25,940
Marsh & McLennan Cos., Inc.	183	27,712
MetLife, Inc.	781	48,211
Progressive Corp. (The)	1,109	100,242
Prudential Financial, Inc.	388	40,818
Travelers Cos., Inc. (The)	54	8,209

		457,656

Interactive Media & Services — 8.1%
Alphabet, Inc., Class A*	312	834,138
Alphabet, Inc., Class C*	229	610,356
Facebook, Inc., Class A*	1,491	506,030
Match Group, Inc.*	321	50,394
Snap, Inc., Class A*	1,288	95,145
Twitter, Inc.*	228	13,769
Zillow Group, Inc., Class C*	351	30,937
ZoomInfo Technologies, Inc., Class A*	200	12,238

		2,153,007

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	276	906,671
Etsy, Inc.*	56	11,646
MercadoLibre, Inc. (Argentina)*	11	18,473
Wayfair, Inc., Class A*	64	16,353

		953,143

IT Services — 4.5%
Accenture plc, Class A	324	103,654
Affirm Holdings, Inc.*	278	33,118
Fidelity National Information Services, Inc.	386	46,969
Fiserv, Inc.*	127	13,780
FleetCor Technologies, Inc.*	383	100,066
International Business Machines Corp.	297	41,262
Mastercard, Inc., Class A	1,364	474,236
MongoDB, Inc.*	46	21,689
PayPal Holdings, Inc.*	647	168,356
Shopify, Inc., Class A (Canada)*	35	47,452
Square, Inc., Class A*	184	44,131
Visa, Inc., Class A	451	100,460

		1,195,173

Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	46	18,658
Thermo Fisher Scientific, Inc.	187	106,839

		125,497

Machinery — 2.5%
Deere & Co.	970	325,018
Dover Corp.	613	95,321
Ingersoll Rand, Inc.*	243	12,250
Parker-Hannifin Corp.	452	126,388
Stanley Black & Decker, Inc.	668	117,107

		676,084

Media — 1.1%
Charter Communications, Inc., Class A*	120	87,307
Comcast Corp., Class A	3,484	194,860

		282,167

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	2,179	70,883

Multiline Retail — 0.4%
Dollar General Corp.	285	60,460
Dollar Tree, Inc.*	151	14,454
Target Corp.	177	40,492

		115,406

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	872	21,451
CMS Energy Corp.	1,086	64,867
Public Service Enterprise Group, Inc.	338	20,584
Sempra Energy	220	27,830

		134,732

Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.*	105	10,255
Chevron Corp.	1,252	127,015
ConocoPhillips	2,684	181,895
Diamondback Energy, Inc.	341	32,283
EOG Resources, Inc.	1,437	115,348
Phillips 66	241	16,877
Pioneer Natural Resources Co.	382	63,607
Valero Energy Corp.	369	26,040
Williams Cos., Inc. (The)	1,176	30,506

		603,826

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	305	91,479

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	5,411	320,169
Eli Lilly & Co.	1,054	243,527
Johnson & Johnson	1,118	180,557
Merck & Co., Inc.	879	66,022
Pfizer, Inc.	1,045	44,945

		855,220

Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	120	9,522
Leidos Holdings, Inc.	1,500	144,195
Verisk Analytics, Inc.	141	28,238

		181,955

Road & Rail — 1.7%
CSX Corp.	2,036	60,551
Lyft, Inc., Class A*	239	12,808
Norfolk Southern Corp.	1,302	311,503
Uber Technologies, Inc.*	807	36,154
Union Pacific Corp.	128	25,089

		446,105

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.*	2,169	223,190
Analog Devices, Inc.	2,464	412,671
Applied Materials, Inc.	447	57,542
ASML Holding NV (Registered), NYRS (Netherlands)	239	178,081
Intel Corp.	457	24,349
Lam Research Corp.	262	149,117
Microchip Technology, Inc.	106	16,270
Micron Technology, Inc.	100	7,098
NVIDIA Corp.	786	162,828
NXP Semiconductors NV (China)	1,234	241,704
QUALCOMM, Inc.	364	46,949
Texas Instruments, Inc.	1,395	268,133

		1,787,932

Software — 7.3%
Ceridian HCM Holding, Inc.*	487	54,846
Fortinet, Inc.*	31	9,053
HubSpot, Inc.*	21	14,198
Intuit, Inc.	150	80,926
Microsoft Corp.	5,454	1,537,592
Oracle Corp.	1,136	98,980
salesforce.com, Inc.*	173	46,921
SS&C Technologies Holdings, Inc.	573	39,766
Synopsys, Inc.*	168	50,301
Workday, Inc., Class A*	106	26,488

		1,959,071

Specialty Retail — 4.0%
AutoZone, Inc.*	71	120,557
Best Buy Co., Inc.	328	34,673
Carvana Co.*	136	41,009
Gap, Inc. (The)	1,458	33,097
Home Depot, Inc. (The)	425	139,510
Lowe’s Cos., Inc.	1,831	371,437
O’Reilly Automotive, Inc.*	284	173,541
Ross Stores, Inc.	423	46,044
TJX Cos., Inc. (The)	1,516	100,026

		1,059,894

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	9,024	1,276,896
Seagate Technology Holdings plc	401	33,090

		1,309,986

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	98	9,529
NIKE, Inc., Class B	873	126,786
Tapestry, Inc.	1,390	51,458

		187,773

Tobacco — 0.6%
Altria Group, Inc.	803	36,552
Philip Morris International, Inc.	1,415	134,128

		170,680

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	439	56,087

TOTAL COMMON STOCKS (Cost $26,899,528)		26,554,696

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)(Cost $111,406)	111,406	111,406

Total Investments — 99.9% (Cost $27,010,934)		26,666,102
Other Assets Less Liabilities — 0.1%		34,235

Net Assets — 100.0%		26,700,337

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(b)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	5	12/2021	USD	107,569	(4,121)

Abbreviations

USD	United States Dollar

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$26,666,102	$—	$—	$26,666,102

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(4,121)	$—	$—	$(4,121)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at July 7, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$24,608,445	$24,497,039	$—	$—	$111,406	111,406	$27	$—

(a)	Commencement of operations was July 7, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.